Short-term borrowings and long-term debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Mizuho Financial Group Inc
Short-term Debt [Line Items]
Commercial paper	¥ 777,602
Short-term notes	591,700
Consolidated VIEs
Short-term Debt [Line Items]
Commercial paper	232,538	¥ 235,837
Short-term notes	¥ 56,681	¥ 74,205